Employee Benefits Obligations - Schedule of Sensitivity Analysis (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Decrease [Member] | Discount Rate (- / + 1%) [Member]
Schedule of Sensitivity Analysis [Line Items]
Defined benefit obligation	$ 116,358	$ 88,856
Decrease [Member] | Salary Growth Rate (- / + 1%) [Member]
Schedule of Sensitivity Analysis [Line Items]
Defined benefit obligation	87,956	68,322
Decrease [Member] | Attrition Rate (- / + 50% of attrition rates) [Member]
Schedule of Sensitivity Analysis [Line Items]
Defined benefit obligation	112,482	85,487
Decrease [Member] | Mortality Rate (- / + 10% of mortality rates) [Member]
Schedule of Sensitivity Analysis [Line Items]
Defined benefit obligation	100,489	77,515
Increase [Member] | Discount Rate (- / + 1%) [Member]
Schedule of Sensitivity Analysis [Line Items]
Defined benefit obligation	87,367	68,099
Increase [Member] | Salary Growth Rate (- / + 1%) [Member]
Schedule of Sensitivity Analysis [Line Items]
Defined benefit obligation	114,410	88,061
Increase [Member] | Attrition Rate (- / + 50% of attrition rates) [Member]
Schedule of Sensitivity Analysis [Line Items]
Defined benefit obligation	91,932	71,754
Increase [Member] | Mortality Rate (- / + 10% of mortality rates) [Member]
Schedule of Sensitivity Analysis [Line Items]
Defined benefit obligation	$ 100,290	$ 77,383